Net Loss Per Common Share (Tables)	10 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of loss per share calculations
Numerator
Net loss	$(53,643,615)

Denominator
Total weighted average number of shares	233,086

Net loss per share – basic and diluted	$(230.15)